NJEDA BONDS (Tables)	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule Of Bond Issuance [Table Text Block]

On August 31, 2005, the Company successfully completed a refinancing of a prior 1999 bond issue through the issuance of new tax-exempt bonds (the “Bonds”) via the issuance of the following:

Description	Principal Amount On Issue Date	Interest Rate	Maturity
Series A Note	3,660,000	6.50%	September 1, 2030
Series B Note	495,000	9.0%	September 1, 2012

Schedule Of Maintenance Of Debt Service Reserve Fund [Table Text Block]

Interest is payable semiannually on March 1 and September 1 of each year. The Bonds are collateralized by a first lien on the Company’s facility and equipment acquired with the proceeds of the original and refinanced Bonds. The related Indenture requires the maintenance of a Debt Service Reserve Fund as follows:

Description	Amount
Series A Note Proceeds	366,000
Series B Note Proceeds	49,500
Total	415,500

Bond Issue Costs and Amortization [Table Text Block]

Bond issue costs were paid from the bond proceeds and are being amortized over the life of the bonds. These costs and amortization activity are summarized as follows:

Description	Balances As of March 31, 2012	Amortization Expense Current YTD	Balances As of Current Balance Sheet Date
Bond Issue Costs	$354,453		$354,453
Accumulated Amortization	(93,030)	(14,489)	(107,519)
Unamortized Balance	$261,423		$246,934

Debt Service Reserve Withdrawals Made For Njeda Bonds [Table Text Block]

Due to the Company not having sufficient funds, the following withdrawals were made from the debt service reserve, with the funds being used to make interest payments due to the holders of the NJEDA Bonds:

Payment Date	Amount
March 1, 2009	$120,775
September 1, 2009	120,775
March 1, 2010	113,075
September 1, 2010	113,075
March 1, 2011	113,075
September 1, 2011	113,075
March 1, 2012	113,075
September 1, 2012	113,075
March 1, 2013	113,075

Due to the Company not having sufficient funds, a the following withdrawal was made from the debt service reserve, with the funds being used to make a principal payment due to the holders of the NJEDA Bonds:

Payment Date	Amount
September 1, 2009	$210,000

Debt Service Reserve Additional Withdrawals Made For Njeda Bonds [Table Text Block]
These principal payments are summarized as follows:

Payment Date	Amount
September 1, 2010	$225,000	(1)
September 1, 2011	470,000	(2)
September 1, 2012	730,000	(3)

(1)	The Company request to withdraw funds from the debt service reserve to pay the amount due on September 1, 2010 was denied by the Trustee and accordingly, the principal payment due on such date was not made.
(2)	The principal payment due on September 1, 2011, included the amount due and September 1, 2010 and not paid. There were not sufficient funds available in the debt service reserve and the principal payment due on September 1, 2011 was not made.
(3)	The principal payment due on September 1, 2012, included the amount due and September 1, 2011 and not paid. There were not sufficient funds available in the debt service reserve and the principal payment due on September 1, 2012 was not made.

Schedule of Securities Financing Transactions [Table Text Block]

Bond financing consisting of the following, as of March 31,

	2013	2012

Refinanced NJEDA Bonds	$3,385,000	$3,385,000

Current portion	(3,385,000)	(3,385,000

Long term portion, net of current maturities	$—	$—

Schedule of Maturities of Long-term Debt [Table Text Block]	Maturities of Bonds for the next five years are as follows:
YEAR ENDING MARCH 31,	AMOUNT
2014	915,000
2015	195,000
2016	210,000
2017	220,000
2018	85,000
Thereafter	1,760,000
$3,385,000